Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Selected Business Segment Financial Information
The following tables present selected financial information by reportable segment (in millions):

	Year Ended December 31,
	2013	2012	2011
Net sales:
Americas	$2,352.7	$2,400.9	$2,418.5
EMEA-APAC	1,835.1	1,728.5	1,742.6
Total	$4,187.8	$4,129.4	$4,161.1
Operating income (loss):
Americas	$115.8	$123.2	$130.7
EMEA-APAC	138.2	128.8	135.2
Total	$254.0	$252.0	$265.9
Capital expenditures:
Americas	$22.9	$38.6	$29.8
EMEA-APAC	22.4	13.2	12.7
Total	$45.3	$51.8	$42.5
Depreciation and amortization:
Americas	$75.1	$75.2	$69.0
EMEA-APAC	54.9	50.7	51.9
Total	$130.0	$125.9	$120.9
Total assets by reportable segment are as follows (in millions):

	December 31,
	2013	2012
Americas	$2,874.9	$2,997.2
EMEA-APAC	2,334.1	2,404.8
Total	$5,209.0	$5,402.0

Net Sales, Long-Lived Assets and Total Assets by Geographic Area
Net sales, long-lived assets and total assets by geographic area are as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Net sales:
United States	$2,077.7	$2,117.5	$2,172.4
International	2,110.1	2,011.9	1,988.7
Total	$4,187.8	$4,129.4	$4,161.1

	December 31,
	2013	2012
Long-lived assets:
United States	$135.4	$130.6
International	112.2	103.5
Total	$247.6	$234.1
Total assets:
United States	$2,546.0	$2,661.4
International	2,663.0	2,740.6
Total	$5,209.0	$5,402.0